Inventories - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory [Abstract]
Reversal Of Amount In Excess Of Written Down Value	€ 2,917
Cost of inventories	€ 89,083	€ 88,957	€ 184,368	€ 138,920
Impairment losses recognized on inventories		€ 4,916	€ 11,417	€ 8,971